13. Issued Capital	12 Months Ended
Jun. 30, 2018
Issued Capital
Issued Capital

Fully paid ordinary shares (Issued and authorised)

	2018 Number	2018 $	2017 Number	2017 $
At the beginning of reporting period	40,870,275	523,197	40,870,275	523,197
Ordinary shares issued	—	—	—	—
At reporting date	40,870,275	523,197	40,870,275	523,197

Ordinary shares participate in dividends and the proceeds on winding up of the parent entity in proportion to the number of shares held. At shareholder meetings each ordinary share is entitled to one vote when a poll is called, otherwise each shareholder has one vote on a show of hands.

There were no warrants, performance rights or options in existence at reporting date.

Accounting policy: Contributed equity

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares are shown in equity as a deduction, net of tax, from the proceeds.